Schedule of Investments (unaudited)
June 30, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	544,235	$ 99,056,212
General Dynamics Corp.	382,900	111,094,606
General Electric Co.	1,050,783	167,042,974
Howmet Aerospace, Inc.	275,103	21,356,246
Huntington Ingalls Industries, Inc.	66,291	16,329,462
L3Harris Technologies, Inc.	319,459	71,744,102
Lockheed Martin Corp.	360,205	168,251,755
Northrop Grumman Corp.	234,285	102,136,546
RTX Corp.	2,239,100	224,783,249
Textron, Inc.	321,166	27,575,313
		1,009,370,465
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	197,212	17,378,321
Expeditors International of Washington, Inc.	149,880	18,703,525
FedEx Corp.	381,289	114,325,694
United Parcel Service, Inc., Class B	1,228,430	168,110,646
		318,518,186
Automobile Components — 0.1%
Aptiv PLC(a)	458,194	32,266,021
BorgWarner, Inc.	385,495	12,428,359
		44,694,380
Automobiles — 0.5%
Ford Motor Co.	6,604,393	82,819,088
General Motors Co.	1,921,557	89,275,538
		172,094,626
Banks — 7.6%
Bank of America Corp.	11,458,535	455,705,937
Citigroup, Inc.	3,212,434	203,861,062
Citizens Financial Group, Inc.	766,316	27,610,365
Fifth Third Bancorp	1,152,031	42,037,611
Huntington Bancshares, Inc.	2,432,393	32,058,940
JPMorgan Chase & Co.	4,836,341	978,198,331
KeyCorp	1,587,919	22,564,329
M&T Bank Corp.	281,010	42,533,673
PNC Financial Services Group, Inc. (The)	670,142	104,193,678
Regions Financial Corp.	1,550,141	31,064,826
Truist Financial Corp.	2,253,567	87,551,078
U.S. Bancorp	2,628,066	104,334,220
Wells Fargo & Co.	5,871,503	348,708,563
		2,480,422,613
Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	301,816	13,035,433
Coca-Cola Co. (The)	3,983,137	253,526,670
Constellation Brands, Inc., Class A	271,144	69,759,928
Keurig Dr. Pepper, Inc.	1,757,902	58,713,927
Molson Coors Beverage Co., Class B	308,626	15,687,459
Monster Beverage Corp.(a)	476,987	23,825,501
PepsiCo, Inc.	1,481,830	244,398,222
		678,947,140
Biotechnology — 3.2%
AbbVie, Inc.	1,873,610	321,361,587
Amgen, Inc.	903,431	282,277,016
Biogen, Inc.(a)	245,208	56,844,119
Gilead Sciences, Inc.	2,098,217	143,958,668
Incyte Corp.(a)	267,806	16,234,400
Moderna, Inc.(a)(b)	561,535	66,682,281
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	71,457	$ 75,103,451
Vertex Pharmaceuticals, Inc.(a)	156,449	73,330,775
		1,035,792,297
Broadline Retail — 0.2%
eBay, Inc.	852,178	45,779,002
Etsy, Inc.(a)	113,193	6,676,123
		52,455,125
Building Products — 0.6%
A. O. Smith Corp.	75,858	6,203,667
Allegion PLC	90,781	10,725,775
Carrier Global Corp.	733,828	46,289,870
Johnson Controls International PLC	1,134,584	75,415,799
Masco Corp.	169,599	11,307,165
Trane Technologies PLC	118,344	38,926,892
		188,869,168
Capital Markets — 5.0%
Ameriprise Financial, Inc.	79,006	33,750,573
Bank of New York Mellon Corp. (The)	1,259,436	75,427,622
BlackRock, Inc.(c)	235,245	185,213,093
Blackstone, Inc., Class A, NVS	337,366	41,765,911
Cboe Global Markets, Inc.	63,632	10,821,258
Charles Schwab Corp. (The)	2,514,303	185,278,988
CME Group, Inc., Class A	388,104	76,301,246
FactSet Research Systems, Inc.	33,914	13,846,069
Franklin Resources, Inc.	505,636	11,300,965
Goldman Sachs Group, Inc. (The)	543,086	245,648,660
Intercontinental Exchange, Inc.	966,010	132,237,109
Invesco Ltd.	750,507	11,227,585
MarketAxess Holdings, Inc.	63,493	12,732,251
Moody’s Corp.	140,173	59,003,021
Morgan Stanley	2,107,506	204,828,508
MSCI, Inc., Class A	57,375	27,640,406
Nasdaq, Inc.	640,848	38,617,500
Northern Trust Corp.	344,135	28,900,457
Raymond James Financial, Inc.	315,076	38,946,544
S&P Global, Inc.	301,901	134,647,846
State Street Corp.	505,712	37,422,688
T Rowe Price Group, Inc.	376,738	43,441,659
		1,648,999,959
Chemicals — 2.3%
Air Products & Chemicals, Inc.	374,402	96,614,436
Albemarle Corp.	197,461	18,861,475
CF Industries Holdings, Inc.	141,598	10,495,244
Corteva, Inc.	1,175,400	63,401,076
Dow, Inc.	1,184,302	62,827,221
DuPont de Nemours, Inc.	704,148	56,676,872
Eastman Chemical Co.	198,141	19,411,874
Ecolab, Inc.	209,737	49,917,406
FMC Corp.	208,406	11,993,765
International Flavors & Fragrances, Inc.	430,047	40,944,775
Linde PLC	388,613	170,527,271
LyondellBasell Industries NV, Class A	433,233	41,443,069
Mosaic Co. (The)	545,097	15,753,303
PPG Industries, Inc.	395,584	49,800,070
Sherwin-Williams Co. (The)	197,215	58,854,872
		767,522,729
Commercial Services & Supplies — 0.6%
Cintas Corp.	65,359	45,768,294
Republic Services, Inc.	148,243	28,809,545
Rollins, Inc.	267,132	13,033,370

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	370,007	$ 35,324,568
Waste Management, Inc.	325,841	69,514,919
		192,450,696
Communications Equipment — 1.2%
Cisco Systems, Inc.	6,819,471	323,993,067
F5, Inc.(a)(b)	98,660	16,992,212
Juniper Networks, Inc.	547,335	19,955,834
Motorola Solutions, Inc.	117,982	45,546,951
		406,488,064
Construction & Engineering — 0.1%
Quanta Services, Inc.	76,424	19,418,574
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	35,209	19,076,236
Vulcan Materials Co.	79,747	19,831,484
		38,907,720
Consumer Finance — 0.6%
American Express Co.	287,345	66,534,735
Capital One Financial Corp.	643,512	89,094,236
Discover Financial Services	194,145	25,396,107
Synchrony Financial	680,893	32,131,341
		213,156,419
Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	433,217	368,230,118
Dollar General Corp.	369,968	48,920,868
Dollar Tree, Inc.(a)	349,121	37,275,649
Kroger Co. (The)	1,127,362	56,289,185
Sysco Corp.	838,689	59,874,008
Target Corp.	779,144	115,344,478
Walgreens Boots Alliance, Inc.	1,206,106	14,587,852
Walmart, Inc.	7,194,204	487,119,553
		1,187,641,711
Containers & Packaging — 0.5%
Amcor PLC	2,435,474	23,818,936
Avery Dennison Corp.	135,671	29,664,464
Ball Corp.	522,727	31,374,074
International Paper Co.	584,958	25,240,938
Packaging Corp. of America	150,330	27,444,245
Westrock Co.	434,770	21,851,540
		159,394,197
Distributors — 0.2%
Genuine Parts Co.	235,412	32,562,188
LKQ Corp.	445,853	18,543,026
Pool Corp.	27,907	8,576,658
		59,681,872
Diversified Telecommunication Services — 1.6%
AT&T Inc.	12,075,681	230,766,264
Verizon Communications, Inc.	7,089,036	292,351,845
		523,118,109
Electric Utilities — 3.3%
Alliant Energy Corp.	431,788	21,978,009
American Electric Power Co., Inc.	887,753	77,891,448
Constellation Energy Corp.	291,999	58,478,640
Duke Energy Corp.	1,299,773	130,276,248
Edison International	647,991	46,532,234
Entergy Corp.	359,635	38,480,945
Evergy, Inc.	387,390	20,520,048
Eversource Energy	593,243	33,642,810
Exelon Corp.	1,684,200	58,290,162
Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	872,741	$ 33,399,798
NextEra Energy, Inc.	3,460,149	245,013,151
NRG Energy, Inc.	351,100	27,336,646
PG&E Corp.	3,599,098	62,840,251
Pinnacle West Capital Corp.	191,883	14,656,024
PPL Corp.	1,238,160	34,235,124
Southern Co. (The)	1,841,509	142,845,853
Xcel Energy, Inc.	935,775	49,979,743
		1,096,397,134
Electrical Equipment — 1.0%
AMETEK, Inc.	202,709	33,793,617
Eaton Corp. PLC	255,865	80,226,471
Emerson Electric Co.	963,503	106,139,490
GE Vernova, Inc.(a)	263,115	45,126,854
Generac Holdings, Inc.(a)	39,958	5,283,247
Hubbell, Inc.	48,833	17,847,485
Rockwell Automation, Inc.	99,682	27,440,461
		315,857,625
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	890,134	59,968,328
CDW Corp.	131,274	29,384,372
Corning, Inc.	1,298,413	50,443,345
Jabil, Inc.	93,430	10,164,250
Keysight Technologies, Inc.(a)	294,025	40,207,919
TE Connectivity Ltd.	316,010	47,537,384
Teledyne Technologies, Inc.(a)	79,863	30,985,247
Trimble, Inc.(a)	414,845	23,198,132
Zebra Technologies Corp., Class A(a)	86,602	26,753,956
		318,642,933
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	1,679,113	59,054,404
Halliburton Co.	1,490,798	50,359,156
Schlumberger NV	2,407,221	113,572,687
		222,986,247
Entertainment — 1.2%
Electronic Arts, Inc.	228,568	31,846,379
Take-Two Interactive Software, Inc.(a)(b)	133,715	20,791,345
Walt Disney Co. (The)	3,072,227	305,041,419
Warner Bros Discovery, Inc., Class A(a)	3,755,304	27,939,462
		385,618,605
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B(a)	3,049,418	1,240,503,242
Fidelity National Information Services, Inc.	936,819	70,598,680
Fiserv, Inc.(a)(b)	472,991	70,494,579
Global Payments, Inc.	429,877	41,569,106
Jack Henry & Associates, Inc.	122,903	20,404,356
Mastercard, Inc., Class A	386,902	170,685,686
PayPal Holdings, Inc.(a)	1,761,697	102,231,277
Visa, Inc., Class A	901,386	236,586,784
		1,953,073,710
Food Products — 1.4%
Archer-Daniels-Midland Co.	832,713	50,337,501
Bunge Global SA	238,466	25,461,015
Campbell Soup Co.	332,371	15,019,846
Conagra Brands, Inc.	805,150	22,882,363
General Mills, Inc.	951,151	60,169,812
Hershey Co. (The)	154,142	28,335,924
Hormel Foods Corp.	489,391	14,921,532
J M Smucker Co. (The)	178,985	19,516,524
Kellanova	443,936	25,606,228

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co. (The)	1,337,444	$ 43,092,446
Lamb Weston Holdings, Inc.	82,355	6,924,408
McCormick & Co., Inc., NVS	423,987	30,077,638
Mondelez International, Inc., Class A	1,311,035	85,794,130
Tyson Foods, Inc., Class A	480,364	27,447,999
		455,587,366
Gas Utilities — 0.1%
Atmos Energy Corp.	254,092	29,639,832
Ground Transportation — 0.9%
CSX Corp.	1,654,409	55,339,981
JB Hunt Transport Services, Inc.	137,160	21,945,600
Norfolk Southern Corp.	380,465	81,682,031
Union Pacific Corp.	565,153	127,871,518
		286,839,130
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	2,929,810	304,436,557
Align Technology, Inc.(a)	53,581	12,936,061
Baxter International, Inc.	858,214	28,707,258
Becton Dickinson & Co.	486,732	113,754,136
Boston Scientific Corp.(a)	1,114,208	85,805,158
Cooper Cos., Inc. (The)(b)	193,394	16,883,296
Dexcom, Inc.(a)	261,199	29,614,743
Edwards Lifesciences Corp.(a)	639,949	59,112,089
GE HealthCare Technologies, Inc.	714,941	55,708,203
Hologic, Inc.(a)	392,802	29,165,548
IDEXX Laboratories, Inc.(a)	61,040	29,738,688
Insulet Corp.(a)	73,248	14,781,446
Intuitive Surgical, Inc.(a)	203,103	90,350,370
Medtronic PLC	2,236,262	176,016,182
ResMed, Inc.	246,766	47,235,948
Solventum Corp.(a)	233,234	12,333,414
STERIS PLC	73,421	16,118,846
Stryker Corp.	205,562	69,942,470
Teleflex, Inc.	79,544	16,730,490
Zimmer Biomet Holdings, Inc.	346,477	37,603,149
		1,246,974,052
Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	410,210	40,331,847
Cencora, Inc.	278,798	62,813,189
Centene Corp.(a)	898,829	59,592,363
Cigna Group (The)	478,432	158,155,266
CVS Health Corp.	2,114,241	124,867,074
DaVita, Inc.(a)(b)	40,368	5,593,794
Elevance Health, Inc.	391,438	212,104,595
HCA Healthcare, Inc.	169,736	54,532,782
Henry Schein, Inc.(a)(b)	217,812	13,961,749
Humana, Inc.	202,937	75,827,410
Labcorp Holdings, Inc.	142,546	29,009,536
McKesson Corp.	218,923	127,859,789
Molina Healthcare, Inc.(a)	39,877	11,855,432
Quest Diagnostics, Inc.	186,216	25,489,246
UnitedHealth Group, Inc.	961,036	489,417,193
Universal Health Services, Inc., Class B(b)	102,064	18,874,696
		1,510,285,961
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	265,394	31,043,136
Healthpeak Properties, Inc.	1,186,366	23,252,774
Ventas, Inc.	681,703	34,944,096
Welltower, Inc.	1,006,981	104,977,769
		194,217,775
Security	Shares	Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	471,281	$ 8,473,632
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)(b)	371,776	56,372,395
Caesars Entertainment, Inc.(a)	151,287	6,012,145
Carnival Corp.(a)	487,687	9,129,501
Darden Restaurants, Inc.	96,542	14,608,735
Domino’s Pizza, Inc.	35,085	18,115,438
Las Vegas Sands Corp.	240,342	10,635,134
McDonald’s Corp.	680,329	173,375,042
MGM Resorts International(a)	135,232	6,009,710
Starbucks Corp.	782,137	60,889,366
Yum! Brands, Inc.	256,128	33,926,715
		389,074,181
Household Durables — 0.2%
Garmin Ltd.	117,740	19,182,201
Lennar Corp., Class A	182,444	27,342,882
Mohawk Industries, Inc.(a)	88,104	10,007,733
		56,532,816
Household Products — 1.9%
Church & Dwight Co., Inc.	222,369	23,055,218
Clorox Co. (The)	209,611	28,605,613
Colgate-Palmolive Co.	843,291	81,832,959
Kimberly-Clark Corp.	567,066	78,368,521
Procter & Gamble Co. (The)	2,424,646	399,872,618
		611,734,929
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,196,878	21,029,146
Industrial Conglomerates — 1.0%
3M Co.	931,939	95,234,846
Honeywell International, Inc.	1,096,698	234,188,891
		329,423,737
Industrial REITs — 0.5%
Prologis, Inc.	1,559,260	175,120,491
Insurance — 3.6%
Aflac, Inc.	870,839	77,774,631
Allstate Corp. (The)	444,470	70,964,080
American International Group, Inc.	1,117,723	82,979,756
Aon PLC, Class A	179,437	52,679,114
Arthur J. Gallagher & Co.	180,314	46,757,223
Assurant, Inc.	87,166	14,491,348
Brown & Brown, Inc.	86,737	7,755,155
Chubb Ltd.	683,878	174,443,600
Cincinnati Financial Corp.	262,277	30,974,914
Everest Group Ltd.	72,959	27,798,838
Globe Life, Inc.	143,141	11,777,642
Hartford Financial Services Group, Inc. (The)	500,776	50,348,019
Loews Corp.(b)	305,676	22,846,224
Marsh & McLennan Cos., Inc.	398,307	83,931,251
MetLife, Inc.	1,006,021	70,612,614
Principal Financial Group, Inc.	366,395	28,743,688
Progressive Corp. (The)	493,208	102,444,234
Prudential Financial, Inc.	604,639	70,857,644
Travelers Cos., Inc. (The)	385,661	78,420,308
W R Berkley Corp.	340,011	26,718,064
Willis Towers Watson PLC	171,742	45,020,448
		1,178,338,795
Interactive Media & Services — 0.0%
Match Group, Inc.(a)	454,297	13,801,543

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.5%
Accenture PLC, Class A	487,083	$ 147,785,853
Akamai Technologies, Inc.(a)(b)	135,964	12,247,637
Cognizant Technology Solutions Corp., Class A	834,080	56,717,440
EPAM Systems, Inc.(a)	58,449	10,994,841
International Business Machines Corp.	1,547,073	267,566,275
VeriSign, Inc.(a)	76,888	13,670,687
		508,982,733
Leisure Products — 0.0%
Hasbro, Inc.	220,883	12,921,656
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	493,554	63,979,405
Bio-Rad Laboratories, Inc., Class A(a)(b)	35,089	9,583,157
Bio-Techne Corp.	263,714	18,895,108
Charles River Laboratories International, Inc.(a)(b)	86,753	17,921,435
Danaher Corp.	1,110,219	277,388,217
IQVIA Holdings, Inc.(a)(b)	189,823	40,136,175
Mettler-Toledo International, Inc.(a)	22,341	31,223,558
Revvity, Inc.	207,941	21,804,693
Thermo Fisher Scientific, Inc.	398,588	220,419,164
Waters Corp.(a)(b)	62,696	18,189,364
		719,540,276
Machinery — 1.9%
Caterpillar, Inc.	345,931	115,229,616
Cummins, Inc.	230,361	63,793,872
Deere & Co.	187,532	70,067,581
Dover Corp.	231,450	41,765,153
IDEX Corp.	127,476	25,648,171
Illinois Tool Works, Inc.	246,945	58,516,087
Ingersoll Rand, Inc.(b)	155,416	14,117,989
Nordson Corp.	91,142	21,139,475
Otis Worldwide Corp.	414,928	39,940,969
PACCAR, Inc.	238,339	24,534,617
Parker-Hannifin Corp.	47,622	24,087,684
Pentair PLC	82,813	6,349,273
Snap-on, Inc.	49,009	12,810,463
Stanley Black & Decker, Inc.	258,143	20,623,044
Westinghouse Air Brake Technologies Corp.	297,053	46,949,227
Xylem, Inc.	408,315	55,379,763
		640,952,984
Media — 1.2%
Charter Communications, Inc., Class A(a)(b)	89,200	26,667,232
Comcast Corp., Class A	6,592,102	258,146,714
Fox Corp., Class A, NVS	389,294	13,380,035
Fox Corp., Class B	220,224	7,051,573
Interpublic Group of Cos., Inc. (The)	638,943	18,586,852
News Corp., Class A, NVS	635,317	17,515,690
News Corp., Class B	191,608	5,439,751
Omnicom Group, Inc.	332,963	29,866,781
Paramount Global, Class B, NVS	832,588	8,650,589
		385,305,217
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,209,630	58,788,018
Newmont Corp.	1,942,060	81,314,052
Nucor Corp.	149,397	23,616,678
Steel Dynamics, Inc.	93,938	12,164,971
		175,883,719
Multi-Utilities — 1.4%
Ameren Corp.	449,123	31,937,137
CenterPoint Energy, Inc.	1,077,401	33,377,883
CMS Energy Corp.	502,940	29,940,018
Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	582,431	$ 52,080,980
Dominion Energy, Inc.	1,411,671	69,171,879
DTE Energy Co.	348,521	38,689,316
NiSource, Inc.	755,010	21,751,838
Public Service Enterprise Group, Inc.	838,853	61,823,466
Sempra	1,065,802	81,064,900
WEC Energy Group, Inc.	531,886	41,731,776
		461,569,193
Office REITs — 0.0%
BXP, Inc.	241,076	14,840,639
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	2,886,568	451,516,967
ConocoPhillips	611,694	69,965,560
Coterra Energy, Inc.	426,802	11,382,809
Devon Energy Corp.	1,064,385	50,451,849
EOG Resources, Inc.	329,083	41,421,677
EQT Corp.	743,706	27,502,248
Exxon Mobil Corp.	7,555,012	869,732,981
Kinder Morgan, Inc.	3,251,885	64,614,955
Marathon Oil Corp.	446,469	12,800,266
Marathon Petroleum Corp.	267,020	46,322,630
Occidental Petroleum Corp.	1,119,917	70,588,369
ONEOK, Inc.	373,530	30,461,372
Phillips 66	714,002	100,795,662
Valero Energy Corp.	550,718	86,330,554
Williams Cos., Inc. (The)	1,252,067	53,212,847
		1,987,100,746
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)(b)	1,105,155	12,521,406
Delta Air Lines, Inc.	478,203	22,685,950
Southwest Airlines Co.	1,008,144	28,843,000
United Airlines Holdings, Inc.(a)	553,765	26,946,205
		90,996,561
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	392,449	41,756,574
Kenvue, Inc.	3,224,847	58,627,718
		100,384,292
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	3,413,944	141,781,094
Catalent, Inc.(a)	304,486	17,121,248
Johnson & Johnson	4,053,229	592,419,951
Merck & Co., Inc.	2,559,393	316,852,853
Pfizer, Inc.	9,543,431	267,025,199
Viatris, Inc.	2,000,652	21,266,931
Zoetis, Inc., Class A	345,469	59,890,506
		1,416,357,782
Professional Services — 0.9%
Automatic Data Processing, Inc.	420,522	100,374,396
Broadridge Financial Solutions, Inc.	85,287	16,801,539
Dayforce, Inc.(a)(b)	116,960	5,801,216
Equifax, Inc.	126,986	30,789,026
Jacobs Solutions, Inc.	210,792	29,449,750
Leidos Holdings, Inc.	229,931	33,542,334
Paychex, Inc.	323,923	38,404,311
Paycom Software, Inc.	45,646	6,529,204
Verisk Analytics, Inc.	108,130	29,146,442
		290,838,218

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	507,952	$ 45,263,603
CoStar Group, Inc.(a)(b)	391,028	28,990,816
		74,254,419
Residential REITs — 0.7%
AvalonBay Communities, Inc.	239,133	49,474,226
Camden Property Trust	180,045	19,644,710
Equity Residential	580,805	40,273,019
Essex Property Trust, Inc.	108,138	29,435,163
Invitation Homes, Inc.	965,958	34,668,233
Mid-America Apartment Communities, Inc.	196,762	28,060,229
UDR, Inc.	510,518	21,007,816
		222,563,396
Retail REITs — 0.6%
Federal Realty Investment Trust	125,738	12,695,766
Kimco Realty Corp.	1,121,314	21,820,771
Realty Income Corp.	1,466,527	77,461,956
Regency Centers Corp.	277,627	17,268,399
Simon Property Group, Inc.	344,488	52,293,278
		181,540,170
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	342,428	78,162,615
Enphase Energy, Inc.(a)	143,709	14,329,224
First Solar, Inc.(a)	180,274	40,644,576
Intel Corp.	7,169,460	222,038,176
Microchip Technology, Inc.	373,132	34,141,578
Micron Technology, Inc.	1,864,980	245,300,820
NXP Semiconductors NV	107,789	29,004,942
ON Semiconductor Corp.(a)	405,754	27,814,437
Qorvo, Inc.(a)	162,496	18,856,036
QUALCOMM, Inc.	903,794	180,017,689
Skyworks Solutions, Inc.	270,219	28,799,941
Teradyne, Inc.	262,919	38,988,259
Texas Instruments, Inc.	966,042	187,924,150
		1,146,022,443
Software — 0.5%
ANSYS, Inc.(a)	62,782	20,184,413
Autodesk, Inc.(a)	173,078	42,828,151
Gen Digital, Inc.	940,286	23,488,344
PTC, Inc.(a)(b)	80,563	14,635,880
Roper Technologies, Inc.	102,751	57,916,629
		159,053,417
Specialized REITs — 1.5%
American Tower Corp.	464,018	90,195,819
Crown Castle, Inc.	731,807	71,497,544
Digital Realty Trust, Inc.	322,435	49,026,242
Equinix, Inc.	84,704	64,087,046
Extra Space Storage, Inc.	356,581	55,416,253
Iron Mountain, Inc.	239,494	21,463,452
Public Storage	154,488	44,438,473
SBA Communications Corp., Class A	108,895	21,376,089
VICI Properties, Inc.	1,756,880	50,317,043
Weyerhaeuser Co.	1,224,263	34,756,827
		502,574,788
Specialty Retail — 2.4%
AutoZone, Inc.(a)(b)	9,040	26,795,464
Bath & Body Works, Inc.	379,506	14,819,709
Best Buy Co., Inc.	324,292	27,334,573
Security	Shares	Value
Specialty Retail (continued)
CarMax, Inc.(a)(b)	264,675	$ 19,411,264
Home Depot, Inc. (The)	1,051,511	361,972,147
Lowe’s Cos., Inc.	963,239	212,355,670
O’Reilly Automotive, Inc.(a)	26,698	28,194,690
TJX Cos., Inc. (The)	668,078	73,555,388
Tractor Supply Co.	105,421	28,463,670
Ulta Beauty, Inc.(a)(b)	27,682	10,681,653
		803,584,228
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	2,189,403	46,349,661
HP, Inc.	1,460,480	51,146,010
NetApp, Inc.	217,760	28,047,488
Seagate Technology Holdings PLC	194,054	20,039,956
Western Digital Corp.(a)	549,910	41,666,681
		187,249,796
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	1,162,052	87,583,859
Ralph Lauren Corp., Class A	29,736	5,205,584
Tapestry, Inc.	387,095	16,563,795
		109,353,238
Tobacco — 0.9%
Altria Group, Inc.	2,892,751	131,764,808
Philip Morris International, Inc.	1,649,408	167,134,513
		298,899,321
Trading Companies & Distributors — 0.1%
Fastenal Co.	479,677	30,142,903
WW Grainger, Inc.	18,610	16,790,686
		46,933,589
Water Utilities — 0.1%
American Water Works Co., Inc.	328,113	42,379,075
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	868,382	152,991,541
Total Long-Term Investments — 99.7% (Cost: $29,876,077,108)		32,730,667,127
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	114,320,574	114,366,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	63,363,030	63,363,030
Total Short-Term Securities — 0.6% (Cost: $177,673,504)		177,729,332
Total Investments — 100.3% (Cost: $30,053,750,612)		32,908,396,459
Liabilities in Excess of Other Assets — (0.3)%		(83,621,933)
Net Assets — 100.0%		$ 32,824,774,526
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 108,139,870	$ 6,243,877(a)	$ —	$ (16,333)	$ (1,112)	$ 114,366,302	114,320,574	$ 72,922(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	44,835,528	18,527,502(a)	—	—	—	63,363,030	63,363,030	673,973	—
BlackRock, Inc.	195,796,946	4,333,797	(4,043,892)	565,781	(11,439,539)	185,213,093	235,245	1,189,988	—
				$ 549,448	$ (11,440,651)	$ 362,942,425		$ 1,936,883	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	1,030	09/20/24	$ 89,188	$ 375,749
S&P 500 E-Mini Index	6	09/20/24	1,656	(1,041)
				$ 374,708
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 32,730,667,127	$ —	$ —	$ 32,730,667,127
Short-Term Securities
Money Market Funds	177,729,332	—	—	177,729,332
	$ 32,908,396,459	$ —	$ —	$ 32,908,396,459
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 375,749	$ —	$ —	$ 375,749
Liabilities
Equity Contracts	(1,041)	—	—	(1,041)
	$ 374,708	$ —	$ —	$ 374,708
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust